POST RETIREMENT BENEFIT PLAN (Details 5)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumption used to determine benefit obligation:
Discount rate	4.25%	5.00%
Weighted-average assumptions used to determine benefit costs:
Discount rate	5.00%	4.00%